Operating leases (Details) - Schedule of balance sheet information related to operating leases - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of balance sheet information related to operating leases [Abstract]
Operating lease right-of-use assets	$ 898,335	$ 1,280,076
Operating lease right-of-use assets – related party	17,701	37,266
Total operating lease right-of-use assets	916,036	1,317,342
Operating lease liabilities, current	659,807	793,521
Operating lease liabilities – related party, current	17,701	37,266
Operating lease liabilities, non-current	118,827	361,747
Total operating lease liabilities	$ 796,335	$ 1,192,534
Weighted average remaining lease term of operating leases	1 year 186 days	2 years 131 days
Weighted average discount rate of operating leases	6.525%	6.525%